Document And Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	ACME UNITED CORPORATION
Entity Central Index Key	0000002098
Entity Emerging Growth Company	false
Entity File Number	001-07698
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	06-0236700
Entity Address, Address Line One	1 Waterview Dr
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	203
Local Phone Number	254-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	ACU
Security Exchange Name	NYSEAMER